Note 7 - Property and Equipment (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Depreciation, Depletion and Amortization, Nonproduction	¥ 10,513,162	¥ 9,533,541	¥ 9,280,309
Capitalized Computer Software, Accumulated Amortization	20,882,937	18,076,113
Capitalized Computer Software, Amortization	¥ 2,894,740	2,592,445
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life	5 years 109 days
General and Administrative Expense [Member]
Gain (Loss) on Disposition of Assets	¥ (139,162)	¥ (27,950)	¥ (71,456)